Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Accounts receivable, allowances	$ 108,000	$ 96,000
Long term debt and convertible debt, discounts	2,147,000	1,856,000
Series A convertible preferred stock, par value	$ 0.0001	$ 0.0001
Series A convertible preferred stock, shares authorized	100,000	100,000
Series A convertible preferred stock, shares issued	100,000	100,000
Series A convertible preferred stock, shares outstanding	100,000	100,000
Series A convertible preferred stock, liquidation preference	$ 1,000,000	$ 1,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, issued	82,656,945	45,047,224
Common stock, outstanding	76,581,945	41,274,225
Treasury Stock, shares	3,772,999	3,772,999